6. Related Party Transactions	3 Months Ended
Mar. 31, 2013
Related Party Transactions Disclosure [Text Block]	6. Related Party Transactions During the period ended March 31, 2013, the Company incurred payroll expense of $50,246 (December 31, 2012 - $16,000) to management and officers of the Company.